ADVANCE FROM CUSTOMERS (Details Textual)	12 Months Ended
Sep. 30, 2012
Maximum [Member]
Percentage Of Contract Price Received From Customers	30.00%
Minimum [Member]
Percentage Of Contract Price Received From Customers	10.00%